Unaudited Condensed Consolidated Statements of Operations (Parentheticals) - USD ($)	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Commissions paid to related party	$ 276,393	$ 379,471
Vessel operating expenses, related party	153,450	239,739
Other general and administrative expenses, related party	$ 1,500,000	$ 1,500,000